Combined and Condensed Information Related to Affiliates (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Operations:
Total revenues	$ 11,505	¥ 945,635	¥ 850,947	¥ 1,093,173
Income before income taxes	903	74,223	108,175	139,067
Net income	632	51,940	92,763	89,368
Financial position:
Total assets	55,500	4,561,537	4,237,580	3,983,524
Total liabilities	42,682	3,508,038	3,174,222	2,968,953
Total equity	$ 12,818	¥ 1,053,499	¥ 1,063,358	¥ 1,014,571